March 13, 2002

                  DREYFUS INVESTMENT GRADE BOND FUNDS, INC.
                          DREYFUS YIELD ADVANTAGE FUND

                          SUPPLEMENT TO THE PROSPECTUS
                             DATED NOVEMBER 15, 2001

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS:

      The fund will invest only in fixed-income securities rated investment grade at the time of purchase or the unrated equivalent as determined by Dreyfus.

      The fund will maintain a minimum average credit quality rating of "A" in its portfolio.

                                 March 13, 2002

                  DREYFUS INVESTMENT GRADE BOND FUNDS, INC.
                  DREYFUS INSTITUTIONAL YIELD ADVANTAGE FUND

                          SUPPLEMENT TO THE PROSPECTUS
                             DATED NOVEMBER 15, 2001

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS:

      The fund will invest only in fixed-income securities rated investment grade at the time of purchase or the unrated equivalent as determined by Dreyfus.

      The fund will maintain a minimum average credit quality rating of "A" in its portfolio.

                                 March 13, 2002

                  DREYFUS INVESTMENT GRADE BOND FUNDS, INC.
                         - DREYFUS YIELD ADVANTAGE FUND
                  - DREYFUS INSTITUTIONAL YIELD ADVANTAGE FUND

                           SUPPLEMENT TO THE COMBINED
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2001

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION:

      The fund will invest only in fixed-income securities rated investment grade at the time of purchase or the unrated equivalent as determined by Dreyfus.

      The fund will maintain a minimum average credit quality rating of "A" in its portfolio.